Commitment and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
South San Francisco and San Diego Locations
Loss Contingencies [Line Items]
Total rent expense		$ 0.3	$ 0.3	$ 1.0	$ 1.0	$ 1.3	$ 1.3
South San Francisco, California
Loss Contingencies [Line Items]
Operating lease expiration date						May 31, 2022
Operating Lease, Term of Contract						5 years
Operating Lease, Renewal Term						5 years
San Diego, California
Loss Contingencies [Line Items]
Operating Lease, Term of Contract								13 months
Extend the lease term	May 2021